Cover	Nov. 29, 2023
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Nov. 29, 2023
FileNumber	333-272825
RegistrantName	Alixo-Yolloo Corp.
Entity Central Index Key	0001977837
TaxIdentificationNumber	37-1922983
IncorporationStateCountryCode	NV
AddressLine1	Business Center Sunkar, Building 47B,
AddressCityOrTown	Aktau
AddressCountry	KZ
AddressPostalZipCode	130002
CityAreaCode	252
LocalPhoneNumber	34-66-180
\WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false